ACQUISTITIONS AND INVESTMENTS - LINICO (Details)			3 Months Ended	12 Months Ended
	Dec. 30, 2021 USD ($) shares	Feb. 15, 2021 USD ($) ft² $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Nov. 22, 2022 USD ($)	Dec. 15, 2021 shares	Oct. 15, 2021 USD ($)
Business Acquisition [Line Items]
Common stock, shares issued (in shares) | shares			67,707,832	71,207,832	34,980,766
Equity loss in affiliates			$ 266,903	$ 2,049,070	$ 2,131
Warrants, right to purchase number(in shares) | shares								1,000,000
Warrants outstanding			70,879	70,879
Equity method investments			18,566,056	25,515,879	2,937,597
Receivable on sale of equity securities				0	$ 200,000
Chief Executive Officer and Officers
Business Acquisition [Line Items]
Number of shares issued in transaction (in shares) | shares	3,500,000
Receivable on sale of equity securities			$ 7,258,162
Chief Executive Officer and Officers | Scenario, Forecast
Business Acquisition [Line Items]
Receivable on sale of equity securities						$ 7,258,162
LINICO Corporation
Business Acquisition [Line Items]
Ownership %		48.78%
Ownership percentage		45.45%
Aqua Metal
Business Acquisition [Line Items]
Ownership %	10.00%		11.65%
LINICO Corporation
Business Acquisition [Line Items]
Ownership %	90.00%
Preferred shares, conversion price | $ / shares		$ 1.25
Warrants, right to purchase number(in shares) | shares		2,500
Ownership percentage		45.45%
Warrants outstanding		$ 500,000
Right to purchase additional shares | shares		500
Equity method investments		$ 6,250,000
Cash proceeds from the consideration exceed		10,750,000
Excess returned		$ 4,500,000
Legal expense incurred				$ 70,273
Area of land | ft²		136,750
Property, plant and equipment, purchase price option, amount			$ 13,000,000
Non refundable deposits			$ 14,250,000						$ 1,250,000
Lessee, industrial lease, rental payments, first twelve months		$ 68,000
Lessee, industrial lease, rental payments, between nineteen and twenty four months		100,640
LINICO Corporation | Scenario, Forecast
Business Acquisition [Line Items]
Non refundable deposits							$ 2,000,000
LINICO Corporation | Purchase Option, Exercise Period One
Business Acquisition [Line Items]
Property, plant and equipment, purchase price option, amount		14,250,000
LINICO Corporation | Purchase Option Exercise Period Two
Business Acquisition [Line Items]
Property, plant and equipment, purchase price option, amount		15,250,000
LINICO Corporation | Aqua Metal
Business Acquisition [Line Items]
Cash consideration		$ 4,500,000
Ownership percentage		10.91%
LINICO Corporation | Restricted Stock
Business Acquisition [Line Items]
Preferred stock, shares issued upon conversion (in shares) | shares		3,000,000
Fair value of equity issued in acquisition		$ 6,750,000
LINICO Corporation | Series A Preferred Stock
Business Acquisition [Line Items]
Convertible preferred stock, initial purchase (in shares) | shares		6,250
Convertible preferred stock dividend percent		8.00%
LINICO Corporation | Series A Preferred Stock | Aqua Metal
Business Acquisition [Line Items]
Convertible preferred stock, initial purchase (in shares) | shares		4,500,000
LINICO Corporation | Common Stock
Business Acquisition [Line Items]
Common stock, number of shares purchased (in shares) | shares	3,129,081
Aqua Metal
Business Acquisition [Line Items]
Preferred stock, shares issued upon conversion (in shares) | shares		375,000
Aqua Metals Inc
Business Acquisition [Line Items]
Warrant exercises		$ 2,500,000
Additional deposit for lease agreement		$ 2,000,000
Cash proceeds from sales percentage		75.00%
Proceeds from sale and collection of shares		$ 1,500,000
Obligated holding remaining percentage		25.00%
LINICO Corporation
Business Acquisition [Line Items]
Percentage of voting interests acquired	90.00%		88.35%	90.00%
Consideration transferred			$ 500,000	$ 4,500,000
Common stock, shares issued (in shares) | shares				6,500,000
Fair value of equity issued in acquisition	$ 3,400,000
Equity method investments		$ 8,140,725
LINICO Corporation | Chief Executive Officer and Officers
Business Acquisition [Line Items]
Percentage of voting interests acquired	90.00%			90.00%
LINICO Corporation
Business Acquisition [Line Items]
Percentage of voting interests acquired	90.00%		90.00%	90.00%
Equity loss in affiliates				$ 1,282,336